SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
The changes in stock options issued during the years ended December 31, 2019 and 2018 are as follows:

	2019		2018
	Number of stock options	Weighted average exercise price (C$/option)	Number of stock options	Weighted average exercise price (C$/option)
Outstanding, beginning of year	2,638,749	10.35	2,976,360	9.35
Granted	514,355	16.81	668,664	11.84
Exercised	(1,093,844)	(8.78)	(899,050)	(7.79)
Expired	(193,167)	(18.90)	(56,700)	(14.15)
Forfeited	(63,470)	(12.81)	(50,525)	(12.70)
Outstanding, end of year	1,802,623	12.14	2,638,749	10.35

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The weighted average fair value of stock options granted during the year ended December 31, 2019 and year ended December 31, 2018 were estimated to be C$6.22 and C$5.06 per stock option, respectively, at the grant date using the Black-Scholes option pricing model, based on the following assumptions:

Years ended December 31	2019	2018
Forfeiture rate (%)	3.0	3.0
Dividend yield (%)	—	—
Average risk-free interest rate (%)	1.78	1.88
Expected life (years)	4.2	4.2
Volatility (%)	45.8	55.8

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options outstanding and exercisable at December 31, 2019:

	Stock options outstanding		Stock options exercisable
Exercise prices (C$)	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options exercisable	Weighted average exercise price (C$/option)
5.83 - 10.18	438,514	2.8	438,514	7.01
10.19 - 11.63	357,458	4.0	130,022	11.04
11.64 - 15.31	503,876	4.3	218,753	12.69
15.32 - 17.63	502,775	6.0	—	—
	1,802,623	4.4	787,289	9.25

Disclosure of number and weighted average exercise prices of other equity instruments

	2019	2018
Years ended December 31	Number of RSUs	Number of RSUs
Outstanding, beginning of year	425,095	541,006
Granted	195,530	322,935
Settled	(200,671)	(276,983)
Forfeited	(63,794)	(161,863)
Outstanding, end of year	356,160	425,095

	2019	2018
Years ended December 31	Number of DSUs	Number of DSUs
Outstanding, beginning of year	533,698	608,763
Granted	79,919	107,318
Redeemed	—	(182,383)
Outstanding, end of year	613,617	533,698

	2019	2018
Years ended December 31	Number of PSUs	Number of PSUs
Outstanding, beginning of year	311,100	391,432
Granted	144,500	174,900
Settled	(122,300)	(255,232)
Forfeited	(24,800)	—
Outstanding, end of year	308,500	311,100

Explanation of effect of share-based payments on entity's profit or loss
Total share-based compensation, including all equity and cash-settled arrangements, for the years ended December 31, 2019 and 2018 has been recognized in the consolidated financial statements as follows:

Years ended December 31	2019	2018
Equity-settled
Production costs	$250	$160
General and administrative expense	3,715	1,958
Exploration, evaluation and reclamation expense	40	39
Cash-settled
Production costs	1,201	1,024
General and administrative expense	9,099	11,412
Exploration, evaluation and reclamation expense	119	125
	$14,424	$14,718